Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 1,731,590.0	$ 22,968.4	₨ 1,420,309.4
Balances in interest-bearing deposits	9,730,481.3	129,068.6	7,804,717.5
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	35,128.7		32,176.8
Balances in interest-bearing deposits	1,662.0		733.1
Accrued expenses and other liabilities	1,002.8		836.4
Total	37,793.5		33,746.3
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	8,258.8		14,170.1
Balances in interest-bearing deposits	5,954.8		1,732.9
Accrued expenses and other liabilities	0.0		0.0
Total	14,213.6		15,903.0
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	43,387.5	575.5	46,346.9
Balances in interest-bearing deposits	7,616.8	101.0	2,466.0
Accrued expenses and other liabilities	1,002.8	13.3	836.4
Total	₨ 52,007.1	$ 689.8	₨ 49,649.3